Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 02, 2015
Supplement [Text Block]	mmot1_SupplementTextBlock
Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER GOIXX)
SERVICE SHARES (TICKER GOSXX)
TRUST SHARES (TICKER GORXX)
CAPITAL SHARES (TICKER GOCXX)
PREMIER SHARES (TICKER GOFXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED SEPTEMBER 30, 2014 AND JANUARY 6, 2015

1. Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares and Cash Series Shares.

2. Under the heading entitled "Risk/Return Summary: Investments, Risks and Performance/What are the Fund's Main Investment Strategies?" in all Shares except Premier Shares, please delete the second sentence in the first paragraph and replace it with the following:

"The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations."

3. Under the heading entitled "What are the Fund's Investment Strategies?" in all Shares except Premier Shares, please delete the second sentence in the second paragraph and replace it with the following:

"The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations."

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER TTOXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares or Cash Series Shares.

2. Effective June 2, 2015, the Fund's management fee was reduced to 0.20%. Under the heading entitled "Risk/Return Summary: Fees and Expenses," please delete the Fee Table and Example and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[3]	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1Effective June 2, 2015, the Fund's management fee was reduced to 0.20%.

2Because the Fund's Institutional Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$47
3 Years	$148
5 Years	$258
10 Years	$579

Federated Government Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock
Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER GOIXX)
SERVICE SHARES (TICKER GOSXX)
TRUST SHARES (TICKER GORXX)
CAPITAL SHARES (TICKER GOCXX)
PREMIER SHARES (TICKER GOFXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES AND PROSPECTUSES DATED SEPTEMBER 30, 2014 AND JANUARY 6, 2015

1. Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares and Cash Series Shares.

2. Under the heading entitled "Risk/Return Summary: Investments, Risks and Performance/What are the Fund's Main Investment Strategies?" in all Shares except Premier Shares, please delete the second sentence in the first paragraph and replace it with the following:

"The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations."

3. Under the heading entitled "What are the Fund's Investment Strategies?" in all Shares except Premier Shares, please delete the second sentence in the second paragraph and replace it with the following:

"The Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations."

Federated Trust for U.S. Treasury Obligations
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock
Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

INSTITUTIONAL SHARES (TICKER TTOXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2014

1. Effective on June 2, 2015, the Fund will offer Cash II Shares and Cash Series Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning Cash II Shares or Cash Series Shares.

2. Effective June 2, 2015, the Fund's management fee was reduced to 0.20%. Under the heading entitled "Risk/Return Summary: Fees and Expenses," please delete the Fee Table and Example and replace them with the following:

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares (IS) of the Fund.

Shareholder Fees (fees paid directly from your investment)	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.26%
Total Annual Fund Operating Expenses	0.46%
Fee Waivers and/or Expense Reimbursements[3]	0.26%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%

1Effective June 2, 2015, the Fund's management fee was reduced to 0.20%.

2Because the Fund's Institutional Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.

3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) July 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$47
3 Years	$148
5 Years	$258
10 Years	$579